                                THE SIGNAL FUNDS

Dear Shareholders,

This being the first semi-annual report to shareholders since the creation of the Signal Funds we wanted to take this opportunity to share with you some commentary from each of the four fund's portfolio management teams. It is intended to offer some insight into the management of the funds over the past months and the challenges and opportunities we see in the months ahead.

SIGNAL LARGE CAP GROWTH FUND

To say the fund was launched in a difficult market environment, is quite an understatement. July marked the twenty-eighth month of the bear market. During that span, the S & P 500(1) shed 40% of its value. In July alone the market dropped 8%. Despite a tough environment when many funds experienced net outflows, since inception the Signal Large Cap Growth Fund experienced net inflows of $3.7 million.

In response to an increasingly uncertain market and consistent with our economic outlook, we undertook several changes to the fund's sector allocations. We reduced the overweighted position in the consumer discretionary sector; moved to a slight underweight in the financial sector; and eliminated the small exposure to the telecommunications sector. We brought the fund's exposure to the consumer staples and materials sectors up to a market weight; and established a small overweighted position in the healthcare sector.

Over the near term, the market will still have to wrestle with concerns over the strength of the economic recovery, possible war with Iraq, and corporate governance issues. However, the market appears to be overly discounting these concerns so that the path of least resistance could lead to higher stock prices.

SIGNAL INCOME FUND

The overall bond market showed continued strength during the third quarter as investors flocked to safety in the face of geopolitical uncertainty and a volatile stock market. Treasury yields declined further to levels not seen in decades. Government agency and high quality corporate bonds also experienced good returns, although lower quality corporate bond spreads widened. The Federal Open Market Committee kept short-term interest rates unchanged at its most recent meeting but signaled that it is poised to lower rates further if economic weakness persists. However, given the current low interest rate levels, high level of government spending, high money supply growth, and high liquidity levels, we are more concerned that a re-introduction of inflationary pressures will cause bond yields to rise over the next twelve months.

The Signal Income Fund has performed well over the last quarter due primarily to the investor flight to quality over the period. The fund has been invested primarily Treasury and Agency securities which have been the sectors that have performed the best. Some of the challenges the bond market has faced over the past quarter have been related to some high-profile credit defaults and ratings downgrades. Fortunately, the Signal Income Fund has focused corporate exposure to very high-quality issues. We see the corporate bond market improving in the year ahead. As we look forward toward the next several quarters, we believe the fund is positioned to take advantage of an improving economy and rising interest rates.

SIGNAL TAX-EXEMPT INCOME FUND

The municipal bond market was strong during the third quarter as investors showed concerns about the economy and war. Yields continued to show dramatic declines from very low levels. Meanwhile, the Fed remained on hold keeping the target funds rate at 1.75%. Although some investors feel that more cuts are needed to avoid a double-dip recession, we believe that it is too soon to give up on the economy. In fact, we are more concerned that an economic recovery could re-introduce inflationary fears and force yields to rise. We also expect some fund outflows as investors rebalance their portfolios and invest money back into the stock market.

The Signal Tax Exempt Fund remains an attractive investment alternative for shareholders needing income exempt from federal taxes(2). Given the current level of interest rates and our outlook on the economy, we are investing the fund so that it will better withstand a rising interest rate environment. We are accomplishing this by managing our exposure along the yield curve and buying premium bonds. We are also paying attention to the embedded call options in many of these securities.

SIGNAL MONEY MARKET FUND

From its inception in mid-July, the Signal Money Market Fund(3) has maintained a relatively long maturity posture resulting in an average life at the longer end of the 35-55 day range. Asset backed commercial paper made up 25% of the fund for the entire quarter. Callable federal agency issues have been utilized to obtain additional yield in the long end of the money market curve. To maintain a high degree of liquidity, the Fund kept an overnight repurchase agreement position of between 15% and 25%. Additionally, high-quality money market funds are included as a source of liquidity as well as providing a vehicle for late day purchases and/or redemptions.

Looking forward, the Signal Money Market Fund will continue to emphasize high quality commercial paper and keep holdings of any one corporate issuer below 4.5%. Currently, the two-year Treasury note is yielding 1.70%, five basis points below current Fed Funds. The fed fund futures market is effectively anticipating a Fed rate cut by year-end.

Sincerely,

The Signal Capital Management Team

(1) The S & P 500 Stock Index is an unmanaged index of the common stock prices of 500 widely held U.S. stocks. Investors cannot invest directly in an index, although they may invest in the underlying securities.

(2) The Fund's income may be subject to the federal alternative minimum tax and to certain state and local taxes.

(3) An investment in the Fund is not insured or guaranteed by any bank, the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

SIGNAL FUNDS
LARGE CAP GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

SHARES OR
PRINCIPAL                              SECURITY
  AMOUNT                             DESCRIPTION                               VALUE
---------                            -----------                               -----
             COMMON STOCKS -- (90.5%)
             ADVERTISING -- (1.6%)
   28,000    Interpublic Group of Cos., Inc. ............................   $   443,800
                                                                            -----------
             AEROSPACE/DEFENSE -- (3.4%)
    5,600    General Dynamics Corp. .....................................       455,448
    8,500    United Technologies Corp. ..................................       480,165
                                                                            -----------
                                                                                935,613
                                                                            -----------
             AIRLINES -- (0.4%)
    7,700    Southwest Airlines Co. .....................................       100,562
                                                                            -----------
             ALUMINUM -- (0.5%)
    6,500    Alcoa, Inc. ................................................       125,450
                                                                            -----------
             AUTO PARTS & EQUIPMENT -- (0.4%)
    1,500    Johnson Controls, Inc. .....................................       115,230
                                                                            -----------
             BANKING -- (1.0%)
    8,000    BB&T Corp. .................................................       280,320
                                                                            -----------
             BUILDING MATERIALS -- (0.2%)
    2,000    Florida Rock Industries, Inc. ..............................        61,120
                                                                            -----------
             CHEMICALS -- SPECIALTY -- (0.5%)
    2,700    Sigma-Aldrich Corp. ........................................       133,029
                                                                            -----------
             COMPUTER HARDWARE -- (2.1%)
    4,300    Dell Computer Corp. (b).....................................       101,093
    7,000    Hewlett-Packard Co. ........................................        81,690
    7,000    International Business Machines Corp. ......................       408,730
                                                                            -----------
                                                                                591,513
                                                                            -----------
             CONSUMER FINANCE -- (1.7%)
   25,800    MBNA Corp. .................................................       474,204
                                                                            -----------
             DEPARTMENT STORES -- (2.9%)
   13,000    Kohl's Corp. (b)............................................       790,530
                                                                            -----------
             DIVERSIFIED COMMERCIAL -- (1.4%)
   17,400    Equifax, Inc. ..............................................       378,276
                                                                            -----------
             DIVERSIFIED FINANCIAL SERVICES -- (4.9%)
   12,400    Citigroup, Inc. ............................................       367,660
    7,800    Fannie Mae..................................................       464,412
    6,000    Freddie Mac.................................................       335,400
    8,500    T. Rowe Price Group, Inc. ..................................       212,160
                                                                            -----------
                                                                              1,379,632
                                                                            -----------
             FINANCIAL SERVICES -- (1.0%)
    7,500    State Street Corp. .........................................       289,800
                                                                            -----------

SHARES OR
PRINCIPAL                              SECURITY
  AMOUNT                             DESCRIPTION                               VALUE
---------                            -----------                               -----
             COMMON STOCKS -- (CONTINUED)
             FOOD DISTRIBUTORS -- (3.9%)
   38,000    Sysco Corp. ................................................   $ 1,078,820
                                                                            -----------
             GENERAL MERCHANDISE -- (2.5%)
   23,500    Target Corp. ...............................................       693,720
                                                                            -----------
             HEALTHCARE -- DISTRIBUTION/SERVICES -- (2.8%)
    8,250    Cardinal Health, Inc. ......................................       513,150
    8,200    Lincare Holdings, Inc. (b)..................................       254,528
                                                                            -----------
                                                                                767,678
                                                                            -----------
             HEALTHCARE -- EQUIPMENT -- (2.1%)
    8,000    Baxter International, Inc. .................................       244,400
    8,000    Medtronic, Inc. ............................................       336,960
                                                                            -----------
                                                                                581,360
                                                                            -----------
             HEALTHCARE -- FACILITIES -- (0.5%)
    3,000    HCA, Inc. ..................................................       142,830
                                                                            -----------
             HOUSEHOLD PRODUCTS -- (2.9%)
    8,000    Church & Dwight Co., Inc. ..................................       265,200
   10,000    Colgate-Palmolive Co. ......................................       539,500
                                                                            -----------
                                                                                804,700
                                                                            -----------
             INDUSTRIAL CONGLOMERATES -- (1.8%)
    3,000    3M Co. .....................................................       329,910
    6,300    General Electric Co. .......................................       155,295
                                                                            -----------
                                                                                485,205
                                                                            -----------
             INDUSTRIAL GASES -- (1.3%)
    6,800    Praxair, Inc. ..............................................       347,548
                                                                            -----------
             INSURANCE -- BROKERS -- (1.2%)
    7,800    Marsh & McLennan Cos., Inc. ................................       324,792
                                                                            -----------
             INSURANCE -- LIFE/HEALTH -- (3.4%)
   11,000    AFLAC, Inc. ................................................       337,590
    8,500    Jefferson-Pilot Corp. ......................................       340,850
    8,500    Lincoln National Corp. .....................................       259,675
                                                                            -----------
                                                                                938,115
                                                                            -----------
             INSURANCE -- MULTI-LINE -- (2.1%)
   10,600    American International Group, Inc. .........................       579,820
                                                                            -----------

                                   continued

SIGNAL FUNDS
LARGE CAP GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

SHARES OR
PRINCIPAL                              SECURITY
  AMOUNT                             DESCRIPTION                               VALUE
---------                            -----------                               -----
             COMMON STOCKS -- (CONTINUED)
             IT CONSULTING & SERVICES -- (0.3%)
    5,500    Electronic Data Systems Corp. ..............................   $    76,890
                                                                            -----------
             MACHINERY -- INDUSTRIAL -- (1.9%)
    9,000    Illinois Tool Works, Inc. ..................................       524,970
                                                                            -----------
             MOTORCYCLE MANUFACTURERS -- (1.5%)
    8,800    Harley-Davidson, Inc. ......................................       408,760
                                                                            -----------
             NETWORKING EQUIPMENT -- (0.8%)
   21,000    Cisco Systems, Inc. (b).....................................       220,080
                                                                            -----------
             OIL & GAS -- EQUIPMENT/SERVICES -- (0.1%)
      500    Schlumberger Ltd. ..........................................        19,230
                                                                            -----------
             OIL & GAS -- INTEGRATED -- (5.6%)
   17,500    BP Plc......................................................       698,250
    2,000    ChevronTexaco Corp. ........................................       138,500
   23,200    Exxon Mobil Corp. ..........................................       740,080
                                                                            -----------
                                                                              1,576,830
                                                                            -----------
             PHARMACEUTICALS -- (10.3%)
    9,789    Abbott Laboratories.........................................       395,476
    4,000    Eli Lilly & Co. ............................................       221,360
    6,000    Forest Laboratories, Inc. -- Class A (b)....................       492,060
   15,200    Johnson & Johnson...........................................       822,015
   24,000    Pfizer, Inc. ...............................................       696,480
    8,000    Wyeth.......................................................       254,400
                                                                            -----------
                                                                              2,881,791
                                                                            -----------
             PUBLISHING -- (1.9%)
    8,400    McGraw-Hill Cos., Inc. .....................................       514,248
                                                                            -----------
             REITS -- EQUITY OFFICE -- (0.9%)
    9,700    Equity Office Properties....................................       250,454
                                                                            -----------
             REITS -- EQUITY RESIDENTIAL -- (0.7%)
    4,400    AvalonBay Communities, Inc. ................................       183,920
                                                                            -----------
             RESTAURANTS -- (0.9%)
   10,000    Darden Restaurants, Inc. ...................................       242,400
                                                                            -----------
             RETAIL -- APPAREL -- (0.9%)
   15,400    TJX Cos., Inc. .............................................       261,800
                                                                            -----------
             RETAIL -- COMPUTER/ELECTRONICS -- (0.4%)
    5,500    Best Buy Co., Inc. (b)......................................       122,705
                                                                            -----------
             RETAIL -- DRUGS -- (0.8%)
    7,000    Walgreen Co. ...............................................       215,320
                                                                            -----------

SHARES OR
PRINCIPAL                              SECURITY
  AMOUNT                             DESCRIPTION                               VALUE
---------                            -----------                               -----
             COMMON STOCKS -- (CONTINUED)
             RETAIL -- FOOD -- (0.2%)
    2,900    Safeway, Inc. (b)...........................................   $    64,670
                                                                            -----------
             RETAIL -- HOME IMPROVEMENT -- (2.9%)
   15,500    Home Depot, Inc. ...........................................       404,550
    9,400    Lowe's Cos., Inc. ..........................................       389,160
                                                                            -----------
                                                                                793,710
                                                                            -----------
             SEMICONDUCTORS -- (2.4%)
   28,000    Intel Corp. ................................................       388,920
   13,700    Linear Technology Corp. ....................................       283,864
                                                                            -----------
                                                                                672,784
                                                                            -----------
             SERVICES -- DATA PROCESSING -- (2.3%)
    3,500    Automatic Data Processing, Inc. ............................       121,695
   21,000    Paychex, Inc. ..............................................       509,670
                                                                            -----------
                                                                                631,365
                                                                            -----------
             SERVICES -- OFFICE SUPPLIES -- (2.9%)
   14,000    Avery Dennison Corp. .......................................       797,720
                                                                            -----------
             SOFT DRINKS -- (1.1%)
    8,000    PepsiCo, Inc. ..............................................       295,600
                                                                            -----------
             SYSTEMS SOFTWARE -- (2.4%)
    7,900    Adobe Systems, Inc. ........................................       150,890
   11,800    Microsoft Corp. (b).........................................       516,132
                                                                            -----------
                                                                                667,022
                                                                            -----------
             TOBACCO -- (0.8%)
    6,000    Philip Morris Co., Inc. ....................................       232,800
                                                                            -----------
             UTILITIES -- ELECTRIC -- (1.1%)
    4,800    Cinergy Corp. ..............................................       150,864
    3,000    FPL Group, Inc. ............................................       161,400
                                                                            -----------
                                                                                312,264
                                                                            -----------
             UTILITIES -- NATURAL GAS -- (0.9%)
   13,200    National Fuel Gas Co. ......................................       262,284
                                                                            -----------
             TOTAL COMMON STOCKS.........................................    25,073,284
                                                                            -----------

                                   continued

SIGNAL FUNDS
LARGE CAP GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

SHARES OR
PRINCIPAL                              SECURITY
  AMOUNT                             DESCRIPTION                               VALUE
---------                            -----------                               -----
             U.S. GOVERNMENT AGENCIES -- (2.7%)
$ 500,000    Federal Farm Credit Bank, DN, 0.00%, 10/7/02................   $   499,860
  250,000    Freddie Mac, DN, Series RB, 0.00%, 10/1/02..................       250,000
                                                                            -----------
             TOTAL U.S. GOVERNMENT AGENCIES..............................       749,860
                                                                            -----------
             INVESTMENT COMPANIES -- (7.7%)
   31,869    Fidelity Diversified International Fund.....................       526,795
1,608,872    Huntington Money Market Fund -- Trust Class.................     1,608,872
                                                                            -----------
             TOTAL INVESTMENT COMPANIES..................................     2,135,667
                                                                            -----------
             TOTAL INVESTMENTS -- (Cost $25,808,231)(a) --
              100.9%.....................................................    27,958,821
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.9)%.............      (251,076)
                                                                            -----------
             NET ASSETS -- 100.0%........................................   $27,707,745
                                                                            ===========

---------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:


Unrealized appreciation.....................................  $ 5,199,886
Unrealized depreciation.....................................   (3,049,296)
                                                              -----------
                                                              $ 2,150,590
                                                              ===========

(b) Non-income producing securities.

                       See notes to financial statements.

SIGNAL FUNDS
INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

SHARES OR
PRINCIPAL                                                                                MATURITY
  AMOUNT                         SECURITY DESCRIPTION                          RATE        DATE          VALUE
---------                        --------------------                          ----      --------        -----
             CORPORATE BONDS -- (28.9%)
             BANKING -- (2.3%)
$  105,000   First Union National Bank, Series BKNT......................      5.80%      12/1/08     $   114,585
   180,000   Nations Bank Corp. .........................................      6.50       8/15/03         187,048
   455,000   U.S. Bancorp................................................      5.70      12/15/08         505,478
                                                                                                      -----------
                                                                                                          807,111
                                                                                                      -----------
             BEVERAGES -- (0.5%)
   180,000   Coca-Cola Enterprises, Inc. ................................      5.38       8/15/06         195,598
                                                                                                      -----------
             COMPUTER HARDWARE -- (0.6%)
   110,000   Hewlett-Packard Co. ........................................      7.15       6/15/05         116,594
   100,000   International Business Machines Corp. ......................      4.88       10/1/06         105,926
                                                                                                      -----------
                                                                                                          222,520
                                                                                                      -----------
             COMPUTER SOFTWARE & SERVICES -- (0.3%)
   100,000   Electronic Data Systems Corp. ..............................      7.13      10/15/09          93,543
                                                                                                      -----------
             CONSUMER PRODUCTS -- (1.4%)
   500,000   Newell Rubbermaid, Inc., Series MTN.........................      5.42      10/21/03         517,501
                                                                                                      -----------
             DIVERSIFIED MANUFACTURING OPERATIONS -- (1.1%)
   350,000   Eaton Corp. ................................................      6.95      11/15/04         381,784
                                                                                                      -----------
             ELECTRONIC COMPONENTS/INSTRUMENTS -- (1.0%)
   350,000   Parker-Hannifin Corp., Series MTN...........................      5.65       9/15/03         362,852
                                                                                                      -----------
             FINANCIAL SERVICES -- (11.5%)
   125,000   Alliance Capital Management.................................      5.63       8/15/06         133,372
   100,000   Associates Corp., Series MTN................................      7.55       7/17/06         114,227
   500,000   Bear Stearns Co., Inc. .....................................      6.63       10/1/04         538,545
   125,000   Ford Motor Credit Co. ......................................      6.13        1/9/06         120,196
   250,000   General Electric Capital Corp. .............................      4.25       1/28/05         259,495
   345,000   General Electric Capital Corp., Series MTN..................      6.13       2/22/11         374,602
   100,000   General Motors Acceptance Corp. ............................      7.63       6/15/04         104,779
    75,000   Goldman Sachs Group, Inc. ..................................      6.88       1/15/11          83,198
   130,000   Homeside Lending, Inc., Series MTN..........................      6.75        8/1/04         133,907
   300,000   Household Finance Corp. ....................................      5.88       9/25/04         300,650
   250,000   Household Finance Corp. ....................................      8.00       7/15/10         258,321
    20,000   J.P. Morgan & Co., Inc. ....................................      5.75      10/15/08          20,923
   155,000   J.P. Morgan & Co., Inc., Series MTN.........................      6.00       1/15/09         163,225
   325,000   Lehman Brothers Holdings, Inc. .............................      6.63        4/1/04         343,166
   320,000   Merrill Lynch & Co., Series MTN.............................      5.70        2/6/04         333,646
   800,000   Salomon Smith Barney Holdings Corp. ........................      6.63      11/15/03         841,568
                                                                                                      -----------
                                                                                                        4,123,820
                                                                                                      -----------

                                   continued

SIGNAL FUNDS
INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

SHARES OR
PRINCIPAL                                                                                MATURITY
  AMOUNT                         SECURITY DESCRIPTION                          RATE        DATE          VALUE
---------                        --------------------                          ----      --------        -----
             CORPORATE BONDS -- (CONTINUED)
             FOOD PRODUCTS & SERVICES -- (0.4%)
$  140,000   Campbell Soup Co. ..........................................      6.90%     10/15/06     $   158,885
                                                                                                      -----------
             OIL -- INTEGRATED COMPANIES -- (1.1%)
   350,000   Texaco Capital, Inc. .......................................      6.00       6/15/05         381,901
                                                                                                      -----------
             PRINTING & PUBLISHING -- (2.5%)
   630,000   New York Times Co., Series MTN..............................      6.95      11/18/09         738,232
   155,000   Tribune Co., Series MTN.....................................      5.50       10/6/08         161,199
                                                                                                      -----------
                                                                                                          899,431
                                                                                                      -----------
             RESTAURANTS -- (0.9%)
   280,000   McDonald's Corp. ...........................................      6.00       4/15/11         311,371
                                                                                                      -----------
             RETAIL -- (2.5%)
   150,000   CVS Corp. ..................................................      5.50       2/15/04         156,061
   500,000   Sears Roebuck Acceptance....................................      6.90        8/1/03         518,937
   200,000   Sherwin-Williams Co. .......................................      6.85        2/1/07         223,018
                                                                                                      -----------
                                                                                                          898,016
                                                                                                      -----------
             TELECOMMUNICATIONS -- (0.3%)
   100,000   Alltel Corp. ...............................................      7.25        4/1/04         105,384
                                                                                                      -----------
             UTILITIES -- ELECTRIC -- (2.5%)
    95,000   National Rural Utilities....................................      6.00       5/15/06         102,393
   200,000   Tennessee Valley Authority, Series A........................      5.63       1/18/11         221,139
   500,000   Union Electric Co., Insured by: MBIA........................      6.75        5/1/08         570,417
                                                                                                      -----------
                                                                                                          893,949
                                                                                                      -----------
             TOTAL CORPORATE BONDS................................................................     10,353,666
                                                                                                      -----------
             U.S. GOVERNMENT AGENCIES -- (35.0%)
   300,000   Fannie Mae, Series MTN......................................      5.28       10/6/03         311,108
   516,000   Fannie Mae..................................................      5.13       2/13/04         539,428
   230,000   Fannie Mae..................................................      6.55       9/12/05         257,713
   350,000   Fannie Mae, Series MTN......................................      6.89       4/25/06         399,013
   300,000   Fannie Mae..................................................      5.25       6/15/06         325,344
   400,000   Fannie Mae..................................................      7.13       3/15/07         467,816
   600,000   Fannie Mae, Callable 9/4/03 @ 100...........................      4.00        9/4/07         607,352
    75,000   Fannie Mae, Callable 8/27/03 @ 100..........................      5.71       8/27/08          77,199
   250,000   Fannie Mae..................................................      5.25       1/15/09         272,178
   150,000   Fannie Mae..................................................      6.25        2/1/11         166,584
   500,000   Fannie Mae, Callable 7/19/04 @ 100..........................      6.25       7/19/11         525,972
   100,000   Fannie Mae..................................................      5.25        8/1/12         103,470
   400,000   Farmer Mac, Series MTN......................................      4.85       11/4/03         413,791
   250,000   Federal Farm Credit Bank, Series MTN........................      5.96        1/6/05         270,798

                                   continued

SIGNAL FUNDS
INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

SHARES OR
PRINCIPAL                                                                                MATURITY
  AMOUNT                         SECURITY DESCRIPTION                          RATE        DATE          VALUE
---------                        --------------------                          ----      --------        -----
             U.S. GOVERNMENT AGENCIES -- (CONTINUED)
$  500,000   Federal Farm Credit Bank, Series MTN........................      5.87%       9/2/08     $   562,259
   420,000   Federal Farm Credit Bank....................................      5.81       1/10/11         470,469
    35,000   Federal Home Loan Bank, Series LM03.........................      5.49       1/21/03          35,412
   350,000   Federal Home Loan Bank, Series LZ03.........................      5.62       1/27/03         354,487
   500,000   Federal Home Loan Bank, Series XL04.........................      5.06        1/5/04         520,058
    50,000   Federal Home Loan Bank, Series 217..........................      4.75       6/28/04          52,358
   200,000   Federal Home Loan Bank, Series 288..........................      4.13       1/14/05         208,620
   650,000   Federal Home Loan Bank, Series 4G05.........................      7.13       2/15/05         723,350
   115,000   Federal Home Loan Bank, Series XS05, Callable 11/6/02 @
             100.........................................................      4.04        5/6/05         115,236
   200,000   Federal Home Loan Bank, Series TZ05, Callable 10/24/03 @
             100.........................................................      4.20      10/24/05         204,208
   250,000   Federal Home Loan Bank, Series L-06.........................      5.82       1/11/06         275,114
   285,000   Federal Home Loan Bank, Series TV06.........................      4.88      11/15/06         305,936
   660,000   Federal Home Loan Bank, Series 3706, Callable 6/6/03 @
             100.........................................................      5.83       12/6/06         677,636
   925,000   Federal Home Loan Bank, Series HS07.........................      6.20      10/10/07       1,054,222
 1,065,000   Federal Home Loan Bank, Series 100..........................      5.80        9/2/08       1,196,076
   325,000   Federal Home Loan Bank, Series 8D08.........................      5.25      11/14/08         354,463
   100,000   Federal Home Loan Bank, Series 1N11.........................      6.00       5/13/11         113,598
   245,000   Freddie Mac.................................................      6.78       8/18/05         275,412
   200,000   Freddie Mac.................................................      6.80       8/22/05         224,928
    50,000   Freddie Mac.................................................      5.75       4/15/08          55,924
                                                                                                      -----------
             TOTAL U.S. GOVERNMENT AGENCIES.......................................................     12,517,532
                                                                                                      -----------
             U.S. TREASURY NOTES -- (30.4%)
   350,000   U.S. Treasury Notes.........................................      5.75      11/30/02         352,365
   500,000   U.S. Treasury Notes.........................................      5.50       1/31/03         506,602
   305,000   U.S. Treasury Notes.........................................      4.00       4/30/03         309,527
   575,000   U.S. Treasury Notes.........................................      5.75       8/15/03         596,428
 1,055,000   U.S. Treasury Notes.........................................      5.88       2/15/04       1,116,981
   300,000   U.S. Treasury Notes.........................................      5.25       5/15/04         317,449
   300,000   U.S. Treasury Notes.........................................      6.00       8/15/04         323,953
   550,000   U.S. Treasury Notes.........................................      6.50       5/15/05         614,496
   200,000   U.S. Treasury Notes.........................................      6.50       8/15/05         225,117
   525,000   U.S. Treasury Notes.........................................      5.88      11/15/05         585,088
   700,000   U.S. Treasury Notes.........................................      5.63       2/15/06         778,805
   700,000   U.S. Treasury Notes.........................................      6.88       5/15/06         811,508
 1,150,000   U.S. Treasury Notes.........................................      6.50      10/15/06       1,331,215
   150,000   U.S. Treasury Notes.........................................      6.25       2/15/07         173,420
   325,000   U.S. Treasury Notes.........................................      6.63       5/15/07         382,688
   400,000   U.S. Treasury Notes.........................................      6.13       8/15/07         463,500
   775,000   U.S. Treasury Notes.........................................      5.50       2/15/08         880,564

                                   continued

SIGNAL FUNDS
INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

SHARES OR
PRINCIPAL                                                                                MATURITY
  AMOUNT                         SECURITY DESCRIPTION                          RATE        DATE          VALUE
---------                        --------------------                          ----      --------        -----
             U.S. TREASURY NOTES -- (CONTINUED)
$  650,000   U.S. Treasury Notes.........................................      5.63%      5/15/08     $   742,726
   340,000   U.S. Treasury Notes.........................................      4.75      11/15/08         373,402
                                                                                                      -----------
             TOTAL U.S. TREASURY NOTES............................................................     10,885,834
                                                                                                      -----------
             U.S. TREASURY BONDS -- (3.4%)
   700,000   U.S. Treasury Bonds.........................................      5.00       8/15/11         777,410
   400,000   U.S. Treasury Bonds.........................................      4.88       2/15/12         440,703
                                                                                                      -----------
             TOTAL U.S. TREASURY BONDS............................................................      1,218,113
                                                                                                      -----------
             INVESTMENT COMPANIES -- (1.3%)
   482,027   Huntington Money Market Fund -- Trust Class..........................................    $   482,027
                                                                                                      -----------
             TOTAL INVESTMENT COMPANIES...........................................................        482,027
                                                                                                      -----------
             TOTAL INVESTMENTS -- (Cost $32,631,823)(a) -- 99.0%..................................     35,457,172
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%........................................        341,143
                                                                                                      -----------
             NET ASSETS -- 100.0%.................................................................    $35,798,315
                                                                                                      ===========

---------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $2,835,257
Unrealized depreciation.....................................      (9,908)
                                                              ----------
                                                              $2,825,349
                                                              ==========

BKNT -- Bank Note

MBIA -- Municipal Bond Insurance Association

MTN -- Medium Term Note

                       See notes to financial statements.

SIGNAL FUNDS
TAX-EXEMPT INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

SHARES OR
PRINCIPAL                                                                                MATURITY
  AMOUNT                         SECURITY DESCRIPTION                          RATE        DATE          VALUE
---------                        --------------------                          ----      --------        -----
             MUNICIPAL BONDS -- (100.2%)
             ARKANSAS -- (2.1%)
$  400,000   Pulaski County Arkansas Hospital Revenue, Series A, Callable
             3/1/10 @100.................................................      4.25%       3/1/11     $   407,148
                                                                                                      -----------
             ILLINOIS -- (5.5%)
   200,000   Du Page County Illinois High School District, Series A, GO,
             Callable 12/1/07 @100.......................................      5.05       12/1/14         213,872
   500,000   Illinois State, GO, Callable 9/1/06 @102, Insured by:
             FGIC........................................................      5.40        9/1/08         557,789
   300,000   Northlake Illinois, Series A, GO, Callable 12/1/08 @100,
             Insured by: AMBAC...........................................      5.00        6/1/14         322,635
                                                                                                      -----------
                                                                                                        1,094,296
                                                                                                      -----------
             INDIANA -- (78.2%)
   200,000   Blackford County Indiana School Building Corp., Callable
             7/15/06 @101, Insured by: AMBAC.............................      5.00       7/15/11         213,168
   260,000   Bloomington Indiana Municipal Facilities Corp., Callable
             2/1/08 @101.................................................      4.80        8/1/12         277,992
   400,000   Carmel, Indiana Redevelopment Authority, Callable 7/1/06
             @101, Insured by: MBIA......................................      5.15        7/1/11         428,211
   180,000   Clark County Indiana Hospital Association, Insured by:
             MBIA........................................................      4.45        9/1/05         192,409
   150,000   Clarksville Indiana High School Building Corp., Callable
             7/15/08 @101, Insured by: MBIA..............................      5.00       7/15/14         161,574
   225,000   Cloverdale Indiana Multi-School Building Corp., Callable
             1/15/08 @102, Insured by: MBIA..............................      4.95       1/15/11         245,669
   300,000   Crawfordsville Indiana Elementary School Building Corp.,
             Callable 1/15/07 @101, Insured by: FSA......................      5.13       7/15/13         321,927
   200,000   Crown Point Indiana Multi-School Building Corp., Callable
             7/15/09 @101, Insured by: MBIA..............................      4.80       1/15/14         213,892
   295,000   Delaware County Indiana Edit Corp., Callable 12/1/07 @101,
             Insured by: MBIA............................................      5.00       12/1/12         319,122
   400,000   Delaware County Indiana Hospital Authority, Callable 8/1/08
             @102, Insured by: AMBAC.....................................      5.00        8/1/16         423,099
   125,000   Eagle Union Middle School Building Corp., Callable 7/5/11
             @100, Insured by: AMBAC.....................................      4.85        7/5/15         133,574
   165,000   Elkhart Indiana Community Schools, GO.......................      4.95       7/15/06         180,187
   200,000   Elkhart Indiana Community Schools Building Corp., Callable
             2/15/06 @100, Insured by: MBIA..............................      5.10       2/15/13         210,072
   100,000   Fall Creek Indiana Regulatory Waste District, Callable
             9/1/10 @100, Insured by: MBIA...............................      4.70        3/1/13         107,945
   300,000   Fort Wayne Indiana Sewer Works Improvement Revenue, Series
             A, Callable 8/1/05 @102, Insured by: FGIC...................      5.00        8/1/12         318,447
   225,000   Fort Wayne Indiana South Side School Building Corp.,
             Callable 7/15/06 @102, Insured by: FSA......................      4.75       1/15/12         239,400

                                   continued

SIGNAL FUNDS
TAX-EXEMPT INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

SHARES OR
PRINCIPAL                                                                                MATURITY
  AMOUNT                         SECURITY DESCRIPTION                          RATE        DATE          VALUE
---------                        --------------------                          ----      --------        -----
             MUNICIPAL BONDS -- (CONTINUED)
             INDIANA -- (CONTINUED)
$  260,000   Greencastle Indiana Multi-School Building Corp., Callable
             7/10/12 @100, Insured by: FGIC..............................      4.10%      1/10/13     $   270,728
   300,000   Greencastle Indiana Waterworks Revenue, Callable 1/1/12
             @100, Insured by: MBIA......................................      4.25        7/1/13         315,312
   120,000   Griffith Indiana Multi-School Building Corp.................      5.20       7/15/06         132,582
   220,000   Hamilton County Indiana, Series A, Insured by: FSA..........      4.65       7/10/04         231,260
   100,000   Hamilton Southeastern Indiana Construction School Building
             Corp., Insured by: FSA......................................      3.75       7/15/05         104,990
   370,000   Howard County Indiana Redevelopment Authority, Callable
             6/15/04 @100, Insured by: AMBAC.............................      5.20       6/15/06         388,219
   275,000   Indiana Bank Revenue, Insured by: MBIA......................      4.00        4/1/09         290,109
   290,000   Indiana Bank Revenue, Series A, Callable 2/1/09 @102,
             Insured by: FSA.............................................      4.60        2/1/13         310,764
   265,000   Indiana Bank Revenue, Series A, Callable 2/1/08 @101........      4.80        2/1/13         283,873
   470,000   Indiana Health Facilities Financing Authority, Callable
             8/15/07 @102, Insured by: RADIAN............................      5.50       2/15/10         519,058
   200,000   Indiana Municipal Development Building Corp., Insured by:
             AMBAC.......................................................      5.00        7/5/06         219,846
   325,000   Indiana State Educational Facilities Authority, Callable
             10/15/08 @101...............................................      4.95      10/15/12         350,630
   300,000   Indiana State Office Building Community Facilities, Series
             A, Callable 7/1/08 @101.....................................      4.70        7/1/11         322,116
   300,000   Indiana University Revenue, Series L, Callable 8/1/08
             @101........................................................      5.00        8/1/12         325,434
   300,000   Indianapolis Indiana Public Improvement, Series C, Callable
             7/15/08 @100................................................      5.10       1/15/11         322,266
   300,000   Johnson County Indiana, GO, Insured by: FSA.................      4.10       7/15/07         320,430
   350,000   Kosciusko County Indiana Justice Building Corp., Insured by:
             FSA.........................................................      4.10        8/1/08         373,083
   275,000   Marion County Indiana Convention and Recreational Facilities
             Authority, Series A, Insured by: MBIA.......................      4.10        6/1/07         293,519
    75,000   Marion County Indiana Convention and Recreational Facilities
             Authority, Series A, Callable 6/1/08 @101...................      5.00        6/1/12          81,614
   275,000   Mithcell Indiana Multi-School Building Corp.................      4.65        7/5/13         298,925
   200,000   Monroe County Indiana Community School Corp., Callable
             1/1/07 @102, Insured by: MBIA...............................      5.25        7/1/12         218,048
   150,000   Mt. Vernon of Hancock County Indiana Multi-School Building
             Corp., Series B, Callable 7/15/11 @100, Insured by: AMBAC...      4.70       1/15/12         163,790
   200,000   Munster Indiana School Building Corp., Callable 7/5/08 @101,
             Insured by: FSA.............................................      4.60        7/5/10         215,472
   400,000   North Montgomery Indiana High School Building Corp.,
             Callable 1/15/11 @100, Insured by: FGIC.....................      5.05       7/15/15         432,655
   100,000   Northwest Allen County Indiana Middle School Building Corp.,
             Callable 1/15/09 @ 101, Insured by: MBIA....................      4.75       1/15/12         107,905
   200,000   Northwest Allen County Indiana Middle School Building Corp.,
             Callable 1/15/09 @ 101, Insured by: MBIA....................      4.90       1/15/14         214,208

                                   continued

SIGNAL FUNDS
TAX-EXEMPT INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

SHARES OR
PRINCIPAL                                                                                MATURITY
  AMOUNT                         SECURITY DESCRIPTION                          RATE        DATE          VALUE
---------                        --------------------                          ----      --------        -----
             MUNICIPAL BONDS -- (CONTINUED)
             INDIANA -- (CONTINUED)
$  400,000   Perry Township Indiana Multi-School Building Corp., Callable
             7/15/06 @101, Insured by: AMBAC.............................      5.00%      7/15/13     $   424,575
   240,000   Perry Township Indiana Multi-School Building Corp., Callable
             7/15/10 @101, Insured by: FGIC..............................      4.63       1/15/15         253,546
   300,000   Porter County Indiana Jail Building Corp., Callable 7/10/11
             @100, Insured by: FSA.......................................      5.00       7/10/16         321,384
    50,000   Purdue University Indiana Certificates Participation,
             Callable 7/1/08 @100........................................      4.50        7/1/09          53,512
   250,000   Rochester Indiana Community School Building Corp., Callable
             7/15/08 @102, Insured by: AMBAC.............................      5.00       7/15/13         273,523
   200,000   South Bend Indiana Community School Building Corp., Callable
             1/1/10 @101, Insured by: FSA................................      4.60        7/1/13         214,192
   225,000   South Bend Indiana Community School Building Corp., Callable
             1/1/10 @101, Insured by: FSA................................      5.10        7/1/17         240,147
   190,000   South Bend Indiana Redevelopment Authority, Callable 3/1/06
             @102........................................................      4.75        3/1/11         200,441
   300,000   South Bend Indiana Redevelopment Authority, Callable 8/1/05
             @101........................................................      4.85        8/1/11         312,858
    95,000   South Bend Indiana Redevelopment Authority, Callable 3/1/06
             @102........................................................      4.80        3/1/13         100,403
   250,000   South Spencer County Indiana Middle School Building Corp.,
             Insured by: SAW.............................................      5.20       7/15/05         270,910
   500,000   St. Joseph County Indiana Hospital Authority, Series A,
             Callable 2/15/08 @101, Insured by: MBIA.....................      4.75       8/15/12         533,589
   250,000   Sullivan Indiana Elementary School Building Corp., Callable
             1/15/06 @102, Insured by: AMBAC.............................      4.15       1/15/08         264,748
   125,000   Terre Haute Indiana San District, GO, Callable 1/1/07 @102,
             Insured by: AMBAC...........................................      4.60        7/1/10         133,659
   200,000   Vinton-Tecumseh Indiana School Building Corp., Callable
             1/5/08 @101, Insured by: SAW................................      5.00        7/5/13         213,208
   300,000   Warren Township Indiana School Building Corp., Callable
             7/5/08 @101, Insured by: FSA................................      5.00        7/5/14         323,061
   275,000   Whitley County Indiana Middle School Building Corp.,
             Callable 7/10/08 @101, Insured by: FSA......................      4.80       1/10/11         297,525
                                                                                                      -----------
                                                                                                       15,524,805
                                                                                                      -----------
             IOWA -- (1.9%)
   350,000   Davenport Iowa Community School District....................      4.25        7/1/07         371,791
                                                                                                      -----------
             MICHIGAN -- (1.6%)
   300,000   Macomb Township Michigan Building Authority, GO, Callable
             4/1/11 @100, Insured by: AMBAC..............................      4.75        4/1/16         315,252
                                                                                                      -----------
             NEVADA -- (1.4%)
   250,000   University of Nevada Community College, Series A, Callable
             7/1/11 @100, Insured by: FGIC...............................      4.45        7/1/12         268,605
                                                                                                      -----------

                                   continued

SIGNAL FUNDS
TAX-EXEMPT INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

SHARES OR
PRINCIPAL                                                                                MATURITY
  AMOUNT                         SECURITY DESCRIPTION                          RATE        DATE          VALUE
---------                        --------------------                          ----      --------        -----
             MUNICIPAL BONDS -- (CONTINUED)
             TEXAS -- (1.6%)
$  300,000   Travis County Texas, Series A, GO, Callable 3/1/08 @100.....      4.75%       3/1/15     $   313,287
                                                                                                      -----------
             WASHINGTON -- (1.7%)
   300,000   Washington State, Series 2003A, GO, Callable 7/1/12 @100....      5.00        7/1/14         330,240
                                                                                                      -----------
             WISCONSIN -- (6.2%)
   200,000   Elmbrook Wisconsin School District, GO, Callable 4/1/12
             @100........................................................      4.13        4/1/15         201,550
   200,000   Janesville Wisconsin School District, GO, Callable 4/1/06
             @100........................................................      4.20        4/1/07         210,554
   300,000   Janesville Wisconsin School District, GO, Callable 3/1/08
             @100, Insured by: FGIC......................................      4.00        3/1/12         307,848
   300,000   Marathon County Wisconsin, Series A, GO, Callable 10/1/05
             @100........................................................      5.15       10/1/12         312,396
   200,000   Wisconsin State Clean Water Revenue, Series 1, Callable
             6/1/08 @10..................................................      4.85        6/1/18         207,044
                                                                                                      -----------
                                                                                                        1,239,392
                                                                                                      -----------
             TOTAL MUNICIPAL BONDS................................................................     19,864,816
                                                                                                      -----------
             TOTAL INVESTMENTS -- (Cost $18,602,857)(a) -- 100.2%.................................     19,864,816
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%......................................        (34,586)
                                                                                                      -----------
             NET ASSETS -- 100.0%.................................................................    $19,830,230
                                                                                                      ===========

---------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:


Unrealized appreciation.....................................  $1,262,052
Unrealized depreciation.....................................         (93)
                                                              ----------
                                                              $1,261,959
                                                              ==========

AMBAC -- AMBAC Indemnity Corp.

FGIC -- Financial Guaranty Insurance Co.

FSA -- Financial Security Assurance, Inc.

GO -- General Obligation

MBIA -- Municipal Bond Insurance Assoc.

SAW -- State Aid Withholding

                       See notes to financial statements.

SIGNAL FUNDS
MONEY MARKET FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

SHARES OR
PRINCIPAL                                                                                MATURITY
  AMOUNT                         SECURITY DESCRIPTION                          RATE        DATE          VALUE
---------                        --------------------                          ----      --------        -----
             INVESTMENT COMPANIES -- 6.8%
 2,260,976   BlackRock Provident Institutional TempFund...........................................    $  2,260,976
 2,257,232   Goldman Sachs Financial Square Prime Obligations Fund................................       2,257,232
 3,436,104   Merrill Lynch Premier Institutional Fund.............................................       3,436,104
                                                                                                      ------------
             TOTAL INVESTMENT COMPANIES...........................................................       7,954,312
                                                                                                      ------------
             BANK NOTES -- (4.3%)
             BANKING -- (4.3%)
$5,000,000   Bank of America Corp. ......................................      1.79%      1/15/03        5,000,000
                                                                                                      ------------
             TOTAL BANK NOTES............................................                                5,000,000
                                                                                                      ------------
             CERTIFICATES OF DEPOSIT -- (4.3%)
             BANKING -- (4.3%)
 5,000,000   CIBC........................................................      1.78      10/17/02        5,000,000
                                                                                                      ------------
             TOTAL CERTIFICATES OF DEPOSIT........................................................       5,000,000
                                                                                                      ------------
             COMMERCIAL PAPER -- (58.5%)
             BANKING -- (4.3%)
 5,000,000   Citicorp**..................................................      1.77       12/5/02        4,984,111
                                                                                                      ------------
             BROKER/DEALERS -- (5.1%)
 3,000,000   Goldman Sachs Group, Inc.**.................................      1.75      11/21/02        2,992,605
 3,000,000   Morgan Stanley Dean Witter & Co.**..........................      1.77        1/9/03        2,985,333
                                                                                                      ------------
                                                                                                         5,977,938
                                                                                                      ------------
             FINANCIAL SERVICES -- (27.7%)
 5,000,000   Amsterdam Funding**.........................................      1.77      10/16/02        4,996,313
 5,000,000   Dexia Delaware LLC**........................................      1.78      10/17/02        4,996,067
 3,000,000   Edison Asset Securitization**...............................      1.77      12/12/02        2,989,440
 5,000,000   Fairway Finance Corp.**.....................................      1.80      10/15/02        4,996,518
 1,510,000   Fountain Square**...........................................      1.76       1/23/03        1,501,632
 5,000,000   Old Line Funding**..........................................      1.79      10/10/02        4,997,774
 3,100,000   Steamboat Funding**.........................................      1.82      10/24/02        3,096,475
 5,000,000   Windmill Funding**..........................................      1.75      11/26/02        4,986,467
                                                                                                      ------------
                                                                                                        32,560,686
                                                                                                      ------------
             FOREIGN BANKS -- (6.4%)
 2,500,000   Societe Generale**..........................................      1.63      12/16/02        2,491,450
 5,000,000   UBS Finance**...............................................      1.97       10/1/02        5,000,000
                                                                                                      ------------
                                                                                                         7,491,450
                                                                                                      ------------
             OIL -- INTEGRATED COMPANIES -- (4.3%)
 5,000,000   Chevron UK**................................................      1.80      12/11/02        4,982,349
                                                                                                      ------------
             PERSONAL CREDIT INSTITUTIONS -- (4.3%)
 5,000,000   General Electric Capital Corp.**............................      1.80       1/14/03        4,974,042
                                                                                                      ------------

                                   continued

SIGNAL FUNDS
MONEY MARKET FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

SHARES OR
PRINCIPAL                                                                                MATURITY
  AMOUNT                         SECURITY DESCRIPTION                          RATE        DATE          VALUE
---------                        --------------------                          ----      --------        -----
             COMMERCIAL PAPER -- (CONTINUED)
             PHARMACEUTICALS -- (6.4%)
$2,536,000   Abbott Laboratories**.......................................      1.72%     11/12/02     $  2,530,941
 5,000,000   Pfizer, Inc.**..............................................      1.70       10/1/02        5,000,000
                                                                                                      ------------
                                                                                                         7,530,941
                                                                                                      ------------
             TOTAL COMMERCIAL PAPER...............................................................      68,501,517
                                                                                                      ------------
             U.S. GOVERNMENT AGENCIES -- (12.4%)
 2,000,000   Federal Home Loan Bank, Series 2L03, Callable 11/20/02 @
             100.........................................................      1.90       9/15/03        2,000,000
 2,500,000   Federal Home Loan Bank, Series 6D03, Callable 12/30/02 @
             100.........................................................      2.00       9/30/03        2,500,000
 5,000,000   Sallie Mae*.................................................      1.67       10/1/03        5,000,000
 5,000,000   Sallie Mae*.................................................      1.67       10/1/03        5,000,000
                                                                                                      ------------
             TOTAL U.S. GOVERNMENT AGENCIES.......................................................      14,500,000
                                                                                                      ------------
             REPURCHASE AGREEMENTS -- (13.8%)
 2,100,000   Bank of America Corp. ......................................      1.80       10/1/02        2,100,000
             (Proceeds at maturity $2,100,105, collateralized by various
             U.S. Treasury securities)
 3,000,000   Goldman Sachs Group, Inc. ..................................      1.84       10/1/02        3,000,000
             (Proceeds at maturity $3,000,153, collateralized by various
             U.S. Treasury securities)
 2,000,000   J.P. Morgan Chase & Co. ....................................      1.80       10/1/02        2,000,000
             (Proceeds at maturity $2,000,100, collateralized by various
             U.S. Treasury securities)
 3,000,000   Morgan Stanley Dean Witter & Co. ...........................      1.82       10/1/02        3,000,000
             (Proceeds at maturity $3,000,152, collateralized by various
             U.S. Treasury securities)
 3,000,000   State Street Corp. .........................................      1.82       10/1/02        3,000,000
             (Proceeds at maturity $3,000,152, collateralized by various
             U.S. Treasury securities)
 3,000,000   Wachovia....................................................      1.83       10/1/02        3,000,000
                                                                                                      ------------
             (Proceeds at maturity $3,000,151, collateralized by various
             U.S. Treasury securities)
             TOTAL REPURCHASE AGREEMENTS..........................................................      16,100,000
                                                                                                      ------------
             TOTAL -- (Cost $117,055,829) -- 100.1%...............................................    $117,055,829
                                                                                                      ============

---------------

Percentages indicated are based on net assets of $116,985,413.

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at September 30, 2002.

** Discount Note securities. The rate reflected on the Schedule of Portfolio
   Investments is the effective rate of the security.

                       See notes to financial statements.

SIGNAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2002
                                  (UNAUDITED)

                                                         LARGE CAP                     TAX-EXEMPT       MONEY
                                                        GROWTH FUND    INCOME FUND    INCOME FUND    MARKET FUND
                                                        ------------   ------------   ------------   ------------

ASSETS:
Investments, at value (cost $24,808,231; $32,631,823;
  $18,602,857; and $103,955,829, respectively)........  $27,958,821    $35,457,172    $19,864,816    $103,955,829
Repurchase agreements, at cost........................           --             --             --      13,100,000
                                                        ------------   ------------   ------------   ------------
Total Investments.....................................   27,958,821     35,457,172     19,864,816     117,055,829
Interest and dividends receivable.....................       26,423        485,765        202,355          81,854
Receivable for capital shares issued..................        3,439          1,456             --              --
Prepaid expenses and other assets.....................          421            547            297           1,861
                                                        ------------   ------------   ------------   ------------
TOTAL ASSETS..........................................   27,989,104     35,944,940     20,067,468     117,139,544
                                                        ------------   ------------   ------------   ------------
LIABILITIES:
Cash overdraft........................................           --             --        169,372              --
Distributions payable.................................       17,151        127,957         57,129         121,438
Payable for investments purchased.....................      240,540             --             --              --
Accrued expenses and other payables:
  Investment advisory fees............................       12,886          7,331          1,628           4,977
  Administration fees.................................          622            780            439           3,183
  Distribution fees...................................           21             19             19               6
  Other liabilities...................................       10,139         10,538          8,651          24,527
                                                        ------------   ------------   ------------   ------------
TOTAL LIABILITIES.....................................      281,359        146,625        237,238         154,131
                                                        ------------   ------------   ------------   ------------
COMPOSITION OF NET ASSETS:
Capital...............................................   25,624,562     32,827,096     18,531,116     116,985,413
Accumulated net investment loss.......................         (883)            --             --              --
Accumulated net realized gains (losses) on investment
  transactions........................................      (66,524)       145,870         37,155              --
Net unrealized appreciation on investment
  transactions........................................    2,150,590      2,825,349      1,261,959              --
                                                        ------------   ------------   ------------   ------------
NET ASSETS............................................  $27,707,745    $35,798,315    $19,830,230    $116,985,413
                                                        ============   ============   ============   ============
CLASS A SHARES:
Net Assets............................................  $   106,522    $    51,294    $    19,624    $    733,812
                                                        ============   ============   ============   ============
Shares outstanding....................................       11,843          5,000          1,910         733,812
                                                        ============   ============   ============   ============
Redemption price per share............................  $      8.99    $     10.26    $     10.27    $       1.00
                                                        ============   ============   ============   ============
Maximum Sales Load....................................         4.75%          3.25%          3.25%           0.00%
                                                        ============   ============   ============   ============
Maximum offering price per share (100%/(100%-maximum
  sales charge) of net asset value adjusted to the
  nearest cent).......................................  $      9.44    $     10.60    $     10.61    $       1.00
                                                        ============   ============   ============   ============
CLASS B SHARES:
Net Assets............................................  $    17,906    $    27,791    $    36,264    $      1,000
                                                        ============   ============   ============   ============
Shares outstanding....................................        1,991          2,708          3,529           1,000
                                                        ============   ============   ============   ============
Redemption price per share*...........................  $      8.99    $     10.26    $     10.27    $       1.00
                                                        ============   ============   ============   ============
CLASS I SHARES:
Net Assets............................................  $27,583,317    $35,719,230    $19,774,342    $116,250,601
                                                        ============   ============   ============   ============
Shares outstanding....................................    3,062,758      3,480,731      1,924,457     116,250,601
                                                        ============   ============   ============   ============
Offering and redemption price per share...............  $      9.01    $     10.26    $     10.28    $       1.00
                                                        ============   ============   ============   ============

---------------

* Redemption price per share varies by length of time shares are held.

                       See notes to financial statements.

SIGNAL FUNDS

                            STATEMENTS OF OPERATIONS
                  FOR THE PERIOD ENDED SEPTEMBER 30, 2002 (a)
                                  (UNAUDITED)

                                                 LARGE CAP                  TAX-EXEMPT       MONEY
                                                GROWTH FUND   INCOME FUND   INCOME FUND   MARKET FUND
                                                -----------   -----------   -----------   -----------
INVESTMENT INCOME:
Interest......................................  $     2,191   $  399,143     $182,770      $429,301
Dividend......................................       87,878        1,539          803        28,740
                                                -----------   ----------     --------      --------
  TOTAL INCOME................................       90,069      400,682      183,573       458,041
                                                -----------   ----------     --------      --------
EXPENSES:
Investment advisory fees......................       44,507       37,743       20,878        25,961
Administration fees...........................       11,869       15,097        8,351        64,944
Distribution fees (Class A)...................           12            7            5             6
Distribution fees (Class B)...................           11           16           17             2
Fund accounting fees..........................       13,728       15,444       10,338        12,212
Audit fees....................................        3,276        3,276        3,198         3,744
Custodian fees................................          976        1,022          600         7,365
Printing fees.................................        2,506        3,056        1,608        12,210
Transfer agent fees...........................        5,896        5,976        5,816         6,856
Trustee fees..................................          350          390          239         1,668
Other expenses................................        2,540        2,915        1,697        11,527
                                                -----------   ----------     --------      --------
  Total expenses before fee reductions........       85,671       84,942       52,747       146,495
Expenses contractually reduced by Investment
  Advisor.....................................      (11,869)     (18,871)     (16,702)      (12,981)
                                                -----------   ----------     --------      --------
  NET EXPENSES................................       73,802       66,071       36,045       133,514
                                                -----------   ----------     --------      --------
NET INVESTMENT INCOME.........................       16,267      334,611      147,528       324,527
                                                -----------   ----------     --------      --------
REALIZED/UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Net realized gains (losses) on investment
  transactions................................      (66,524)     145,870       37,155            --
Change in unrealized appreciation/depreciation
  on investment transactions..................   (2,830,682)     763,752      493,456            --
                                                -----------   ----------     --------      --------
Net realized/unrealized gains (losses) on
  investments.................................   (2,897,206)     909,622      530,611            --
                                                -----------   ----------     --------      --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS..................................  $(2,880,939)  $1,244,233     $678,139      $324,527
                                                ===========   ==========     ========      ========

---------------

(a) For the period July 15, 2002 (commencement of operations) through September 30, 2002.

                       See notes to financial statements.

SIGNAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
                  FOR THE PERIOD ENDED SEPTEMBER 30, 2002 (a)
                                  (UNAUDITED)

                                              LARGE CAP                  TAX-EXEMPT       MONEY
                                             GROWTH FUND   INCOME FUND   INCOME FUND   MARKET FUND
                                             -----------   -----------   -----------   ------------
OPERATIONS:
  Net investment income....................  $    16,267   $   334,611   $   147,528   $    324,527
  Net realized gains (losses) on investment
     transactions..........................      (66,524)      145,870        37,155             --
  Change in unrealized
     appreciation/depreciation on
     investment transactions...............   (2,830,682)      763,752       493,456             --
                                             -----------   -----------   -----------   ------------
CHANGE IN NET ASSETS FROM OPERATIONS.......   (2,880,939)    1,244,233       678,139        324,527
                                             -----------   -----------   -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  CLASS A:
     From net investment income............          (54)         (116)          (60)           (22)
  CLASS B:
     From net investment income............           --           (56)          (46)            --
  CLASS I:
     From net investment income............      (17,096)     (334,439)     (147,422)      (324,505)
                                             -----------   -----------   -----------   ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
  DISTRIBUTIONS............................      (17,150)     (334,611)     (147,528)      (324,527)
                                             -----------   -----------   -----------   ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE
  TRANSACTIONS.............................   30,605,834    34,888,693    19,299,619    116,985,413
                                             -----------   -----------   -----------   ------------
CHANGE IN NET ASSETS.......................   27,707,745    35,798,315    19,830,230    116,985,413
                                             -----------   -----------   -----------   ------------
NET ASSETS:
  Beginning of period......................           --            --            --             --
                                             -----------   -----------   -----------   ------------
  End of period............................  $27,707,745   $35,798,315   $19,830,230   $116,985,413
                                             ===========   ===========   ===========   ============

---------------

(a) For the period July 15, 2002 (commencement of operations) through September 30, 2002.

                       See notes to financial statements.

SIGNAL FUNDS

                      SCHEDULES OF CAPITAL STOCK ACTIVITY
                  FOR THE PERIOD ENDED SEPTEMBER 30, 2002 (a)
                                  (Unaudited)

                                                   LARGE CAP                     TAX-EXEMPT       MONEY
                                                  GROWTH FUND    INCOME FUND    INCOME FUND    MARKET FUND
                                                  ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
  CAPITAL TRANSACTIONS:
  CLASS A SHARES
  Proceeds from shares issued...................  $   116,968    $     50,835   $     19,292   $    733,811
  Dividends reinvested..........................           --              26             11              1
  Cost of shares redeemed.......................       (3,290)            (68)            --             --
                                                  ------------   ------------   ------------   ------------
  Change in net assets from Class A capital
    transactions................................  $   113,678    $     50,793   $     19,303   $    733,812
                                                  ============   ============   ============   ============
  CLASS B SHARES
  Proceeds from shares issued...................  $    18,862    $     27,482   $     36,000   $      1,000
  Dividends reinvested..........................           --               8              3             --
                                                  ------------   ------------   ------------   ------------
  Change in net assets from Class B capital
    transactions................................  $    18,862    $     27,490   $     36,003   $      1,000
                                                  ============   ============   ============   ============
  CLASS I SHARES
  Proceeds from shares issued...................  $ 4,466,355    $  3,094,518   $  2,357,518   $153,280,105
  Shares issued from common trust fund
    conversion..................................   26,885,690      34,848,943     18,813,088             --
  Dividends reinvested..........................           --           7,087          2,792              2
  Cost of shares redeemed.......................     (878,751)     (3,140,138)    (1,929,085)   (37,029,506)
                                                  ------------   ------------   ------------   ------------
  Change in net assets from Class I capital
    transactions................................  $30,473,294    $ 34,810,410   $ 19,244,313   $116,250,601
                                                  ============   ============   ============   ============
  SHARE TRANSACTIONS:
  CLASS A SHARES
  Issued........................................       12,183           4,997          1,909        733,811
  Reinvested....................................           --               3              1              1
  Redeemed......................................         (340)             --             --             --
                                                  ------------   ------------   ------------   ------------
  Net change....................................       11,843           5,000          1,910        733,812
                                                  ============   ============   ============   ============
  CLASS B SHARES
  Issued........................................        1,991           2,707          3,529          1,000
  Reinvested....................................           --               1             --             --
                                                  ------------   ------------   ------------   ------------
  Net change....................................        1,991           2,708          3,529          1,000
                                                  ============   ============   ============   ============
  CLASS I SHARES
  Issued........................................      466,001         306,133        233,368    153,280,105
  Shares issued from common trust fund
    conversion..................................    2,688,569       3,484,894      1,881,309             --
  Reinvested....................................           --             711            279              2
  Redeemed......................................      (91,812)       (311,007)      (190,499)   (37,029,506)
                                                  ------------   ------------   ------------   ------------
  Net change....................................    3,062,758       3,480,731      1,924,457    116,250,601
                                                  ============   ============   ============   ============

---------------

(a) For the period July 15, 2002 (commencement of operations) through September 30, 2002.

                       See notes to financial statements.

SIGNAL FUNDS

                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

                                                         CHANGE IN NET ASSETS
                                                      RESULTING FROM OPERATIONS:
                                                      ---------------------------
                                                                    NET REALIZED                         LESS DIVIDENDS FROM:
                                                                         AND                          --------------------------
                                          NET ASSET                  UNREALIZED        CHANGE IN                       TOTAL
                                           VALUE,         NET           GAINS       NET ASSET VALUE      NET         DIVIDENDS
                                          BEGINNING   INVESTMENT     (LOSSES) ON    RESULTING FROM    INVESTMENT        AND
                                          OF PERIOD     INCOME       INVESTMENTS      OPERATIONS        INCOME     DISTRIBUTIONS
                                          ---------   -----------   -------------   ---------------   ----------   -------------
CLASS A
LARGE CAP GROWTH FUND
  Period ended September 30, 2002(d)....   $10.00       $   --         $(1.01)          $(1.01)        $    --        $    --
INCOME FUND
  Period ended September 30, 2002(d)....    10.00         0.12           0.27             0.39           (0.13)         (0.13)
TAX-EXEMPT INCOME FUND
  Period ended September 30, 2002(d)....    10.00         0.10           0.27             0.37           (0.10)         (0.10)
MONEY MARKET FUND
  Period ended September 30, 2002(d)....    1.000        0.002             --            0.002          (0.002)        (0.002)

CLASS B
LARGE CAP GROWTH FUND
  Period ended September 30, 2002(d)....    10.00           --          (1.01)           (1.01)             --             --
INCOME FUND
  Period ended September 30, 2002(d)....    10.00         0.10           0.27             0.37           (0.11)         (0.11)
TAX-EXEMPT INCOME FUND
  Period ended September 30, 2002(d)....    10.00         0.10           0.27             0.37           (0.10)         (0.10)
MONEY MARKET FUND
  Period ended September 30, 2002(d)....    1.000           --(e)          --               --              --(e)          --

CLASS I
LARGE CAP GROWTH FUND
  Period ended September 30, 2002(d)....    10.00           --          (0.99)           (0.99)             --             --
INCOME FUND
  Period ended September 30, 2002(d)....    10.00         0.10           0.27             0.37           (0.11)         (0.11)
TAX-EXEMPT INCOME FUND
  Period ended September 30, 2002(d)....    10.00         0.08           0.28             0.36           (0.08)         (0.08)
MONEY MARKET FUND
  Period ended September 30, 2002(d)....    1.000        0.003             --            0.003          (0.003)        (0.003)

---------------

* During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) For the period July 15, 2002 (commencement of operations) through September 30, 2002.

(e) Amount is less than $0.001.

                       See notes to financial statements.

                                                                         RATIOS/SUPPLEMENTARY DATA:
                                                  ------------------------------------------------------------------------
                                                                                    RATIO OF
                                                                                       NET         RATIO OF
                          NET ASSET                                 RATIO OF       INVESTMENT      EXPENSES
                           VALUE,                  NET ASSETS,      EXPENSES        INCOME TO     TO AVERAGE
                           END OF       TOTAL     END OF PERIOD    TO AVERAGE        AVERAGE         NET        PORTFOLIO
                           PERIOD     RETURN(a)      (000'S)      NET ASSETS(b)   NET ASSETS(b)   ASSETS*(b)   TURNOVER(c)
                          ---------   ---------   -------------   -------------   -------------   ----------   -----------
CLASS A
LARGE CAP GROWTH FUND
  Period ended September
  30, 2002(d)...........   $ 8.99      (10.05)%     $    107          1.49%            0.29%         1.69%        8.96%
INCOME FUND
  Period ended September
  30, 2002(d)...........    10.26        3.82       $     51          1.12%            4.13%         1.37%        3.70%
TAX-EXEMPT INCOME FUND
  Period ended September
  30, 2002(d)...........    10.27        3.68       $     20          1.13%            3.26%         1.53%        3.91%
MONEY MARKET FUND
  Period ended September
  30, 2002(d)...........    1.000        0.17       $    734          0.79%            1.00%         0.83%         N/A

CLASS B
LARGE CAP GROWTH FUND
  Period ended September
  30, 2002(d)...........     8.99      (10.10)      $     18          2.20%           (0.57)%        2.38%        8.96%
INCOME FUND
  Period ended September
  30, 2002(d)...........    10.26        3.68       $     28          1.84%            3.43%         2.10%        3.70%
TAX-EXEMPT INCOME FUND
  Period ended September
  30, 2002(d)...........    10.27        3.47       $     36          1.81%            2.55%         2.21%        3.91%
MONEY MARKET FUND
  Period ended September
  30, 2002(d)...........    1.000        0.04       $      1          1.65%            0.18%         1.65%         N/A

CLASS I
LARGE CAP GROWTH FUND
  Period ended September
  30, 2002(d)...........     9.01       (9.84)      $ 27,583          1.24%            0.27%         1.44%        8.96%
INCOME FUND
  Period ended September
  30, 2002(d)...........    10.26        3.57       $ 35,719          0.87%            4.43%         1.12%        3.70%
TAX-EXEMPT INCOME FUND
  Period ended September
  30, 2002(d)...........    10.28        3.58       $ 19,774          0.86%            3.53%         1.26%        3.91%
MONEY MARKET FUND
  Period ended September
  30, 2002(d)...........    1.000        0.27       $116,251          0.51%            1.25%         0.56%         N/A

SIGNAL FUNDS

              NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2002
                                  (UNAUDITED)

1. ORGANIZATION:
The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Large Cap Growth Fund, the Income Fund, the Tax-Exempt Income Fund, the Money Market Fund, and the Tax-Exempt Money Market Fund (collectively, the "Funds" and individually, a "Fund") are a series within the Group. The Funds are each authorized to issue Class A, Class B, and Class I Shares. Currently the Tax-Exempt Money Market Fund is not offered to any investors. Financial statements for all other series of the Group are published separately.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:
The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Group's Board of Trustees.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates market value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

Securities held in the Money Market Fund are valued utilizing the amortized cost method which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to maturity or reset date of the security.

REPURCHASE AGREEMENTS:
The Funds may enter into repurchase agreements with a bank or broker-dealers which the Adviser deems creditworthy. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a

SIGNAL FUNDS

        NOTES TO FINANCIAL STATEMENTS (CONTINUED) -- SEPTEMBER 30, 2002
                                  (UNAUDITED)

market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system.

SECURITY TRANSACTIONS AND RELATED INCOME:
Security transactions are accounted for on trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date.

EXPENSES:
Expenses directly attributable to a Fund are charged directly to the Fund. Expenses relating to the Group are allocated proportionately to each Fund within the Group according to the relative net assets of each Fund or on another reasonable basis.

DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income, if any, are declared daily and paid monthly for all of the Funds, except the Large Cap Growth Fund. Dividends for the Large Cap Growth Fund, are declared and distributed quarterly. Dividends from net realized gain, if any, are declared and distributed annually for all Funds.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. Permanent book and tax basis differences have been reclassified among the components of net assets.

FEDERAL INCOME TAXES:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

SIGNAL FUNDS

        NOTES TO FINANCIAL STATEMENTS (CONTINUED) -- SEPTEMBER 30, 2002
                                  (UNAUDITED)

3. RELATED PARTY TRANSACTIONS:
INVESTMENT ADVISOR:
The Funds and Signal Capital Management, Inc., (the "Advisor"), a wholly owned subsidiary of Old National Trust Company, are parties to an Investment Advisory Agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates after the imposition of certain contractual fee waivers by the Advisor of its advisory fees:

NAME                                                          FEE RATE*
----                                                          ---------
Large Cap Growth Fund.......................................    0.55%
Income Fund.................................................    0.25
Tax-Exempt Income Fund......................................    0.10
Money Market Fund**.........................................    0.05

---------------

* Without the imposition of these contractual fee waivers by the Advisor, total advisory fees for the Funds on an annual basis are 0.75% for the Large Cap Growth Fund, 0.50% for the Income Fund and Tax-Exempt Income Fund, and 0.10% for the Money Market Fund.

** The Advisor has retained Mercantile Capital Advisors, Inc. (the
   "Sub-Advisor") to serve as sub-investment advisor to the Money Market Fund. Under the current agreement between the Advisor and Sub-Advisor, the Sub-Advisor will retain the entire paid advisory fee.

ADMINISTRATION:
The Funds and BISYS Fund Services Ohio, Inc. (the "Administrator"), a wholly owned subsidiary of The BISYS Group, Inc., are parties to an Administration Agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.20% of the average daily net assets for the Large Cap Fund, Income Fund, and the Tax-Exempt Fund. The Money Market Fund has an annual rate of 0.25%. Certain officers and trustees of the Group are also officers of the Administrator and are paid no fees directly by the Funds for serving as officers of the Group.

DISTRIBUTION:
The Funds and BISYS Fund Services Limited Partnership (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., are parties to a Distribution Agreement under which shares of the Funds are sold on a continuous basis. The Group has adopted a Distribution and Shareholder Service Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which Class A and Class B shares are authorized to pay or reimburse the Distributor. The calculated annual rate will not exceed 0.25% and 1.00% of the average daily net asset value of Class A and Class B shares respectively. These fees may be used by the Distributor to pay banks, including affiliates of the Advisor, broker-dealers and other institutions, or to reimburse the Distributor or its affiliates, for distribution and shareholder services in connection with the distribution of Fund shares.

ADMINISTRATIVE SERVICES PLAN:
The Group has adopted an Administrative Services Plan, pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, which may include the Advisor, its correspondent and

SIGNAL FUNDS

        NOTES TO FINANCIAL STATEMENTS (CONTINUED) -- SEPTEMBER 30, 2002
                                  (UNAUDITED)

affiliated banks, and the Distributor, for providing ministerial, record keeping and/or administrative support services to their customers who are the beneficial or record owners of a Fund. The compensation which may be paid under the Administrative Services Plan is a fee computed daily at an annual rate of up to 0.25% of the average daily net assets of each Fund. As of the date of this report, the Group with respect to the Funds has entered into no such servicing agreements.

4. PURCHASES AND SALES OF SECURITIES:
Purchases and sales of investment securities, excluding short-term securities, for the period ended September 30, 2002, totaled:

                                                              PURCHASES      SALES
                                                              ----------   ----------
Large Cap Growth Fund.......................................  $4,113,401   $2,362,258
Income Fund.................................................   1,265,101    1,439,343
Tax-Exempt Income Fund......................................   1,704,022    1,239,170

5. COMMON TRUST CONVERSION:
On July 15, 2002 the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free acquisition for shares of the corresponding Signal Fund. The following is a summary of shares issued, net assets converted, net asset value per share and unrealized appreciation as of the conversion date, (amounts in thousands, except per share amounts):

                                                                           NET ASSET
                                                                             VALUE
                                                  SHARES     NET ASSETS    PER SHARE     UNREALIZED
                                                  ISSUED     CONVERTED      ISSUED      APPRECIATION
                                                  -------    ----------    ---------    ------------
Large Cap Growth Fund...........................    2,688     $26,882       $10.00         $4,981
Income Fund.....................................    3,482      34,821        10.00          2,062
Tax-Free Income Fund............................      206      18,696        10.00            769
Money Market Fund...............................  121,649     121,649         1.00             --

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

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

INVESTMENT ADVISOR

Signal Capital Management, Inc.
420 Main Street,
Evansville, Indiana 47708

ADMINISTRATOR,
TRANSFER AGENT AND DISTRIBUTOR

BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN

Huntington National Bank
7 Easton Oval
Columbus, Ohio 43219

COUNSEL

Dechert
1775 Eye Street, NW
Washington, DC 20006

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, Ohio 43215

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE SIGNAL FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE FUND'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR
DELIVERY OF THE FUND'S CURRENT PROSPECTUS.

                            [THE SIGNAL FUNDS LOGO]

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2002

                        [SIGNAL CAPITAL MANAGEMENT LOGO]
                               Investment Advisor

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, OLD NATIONAL BANCORP, AND ARE NOT INSURED BY THE
FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISK,
INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT
INDICATIVE OF FUTURE RESULTS.